Risk management policies - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			£ 6,481.3		£ 6,033.1
Total committed facilities available			7,711.7
Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage increase in market interest rate	1.00%	1.00%
Potential amount of change due to an increase or decrease in risk			0.2		4.5
Percentage decrease in market interest rate	1.00%	1.00%
US Dollar bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $				$ 2,862
US Dollar bonds [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $				3,741		$ 3,182
US Dollar bonds [member] | Bank Credit Facilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $				$ 3,931		$ 2,862
US Dollar bonds [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			£ 1,146.1		£ 1,255.6
Percentage of debt	39.40%
Borrowings interest rate	4.62%	4.62%	4.62%	4.62%	4.62%	4.62%
Average period of debt	199 months	212 months
US Dollar bonds [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			£ 1,760.9		£ 1,063.1
Percentage of debt	60.60%
Borrowings interest rate	3.19%		3.19%	3.19%
Average period of debt	29 months
Sterling bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			£ 600.0		1,000.0
Sterling bonds [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			1,242.0		781.0
Sterling bonds [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			£ 600.0		£ 800.0
Percentage of debt	100.00%
Borrowings interest rate	4.04%	4.53%	4.04%	4.04%	4.53%	4.53%
Average period of debt	245 months	193 months
Sterling bonds [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					£ 200.0
Eurobonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | €	€ 3,202	€ 2,952
Eurobonds [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | €	€ 3,108	€ 3,132
Eurobonds [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			£ 2,623.9		£ 2,521.9
Percentage of debt	92.20%
Borrowings interest rate	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
Average period of debt	80 months	93 months
Eurobonds [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			£ 222.2
Percentage of debt	7.80%
Borrowings interest rate	0.00%		0.00%	0.00%
Average period of debt	29 months